Commitments	11 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on July 13, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities and any other equity securities that such persons may hold from time to time for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of 20% of these securities will be entitled to make up to four demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreemen
t
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $25,357,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreemen
t.
Consulting Arrangements
In September 2020, the Company entered into an acquisition support agreement with an unrelated party. Under the terms of the agreement, the Company will pay $215,000 a week plus expenses for services rendered. Payment for such services will become due and payable only upon
 the
closing of the Company’s
initial
B
usiness
C
ombination. Interest will be charged at a rate of 8% per annum on fees incurred under the terms of the agreement
.
 There have been
no
services provided under the agreement for the period ended December 31, 2020
.
For the period from January 1, 2021 through March 3, 2021 fees for services provided are approximately $450,000.